Share-Based Compensation - Additional information (Details)																		12 Months Ended
	Sep. 26, 2023 USD ($)	Sep. 28, 2022 USD ($)	Jan. 28, 2022 $ / shares shares	Sep. 28, 2021 USD ($)	Jun. 29, 2021	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 28, 2021 $ / shares shares	Mar. 19, 2021 $ / shares shares	Mar. 19, 2021 $ / shares shares	Sep. 28, 2020 USD ($)	Sep. 25, 2020 $ / shares shares	Aug. 11, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares	Sep. 23, 2019 shares	Mar. 01, 2019	Sep. 26, 2018 USD ($)	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Share-Based Compensation
Share based compensation risk free interest rate expected term																		5 years
Compensation expenses | $																		$ 40,000	$ 140,000	$ 38,000
Restricted stock units
Share-Based Compensation
Compensation expenses | $																		$ 12,063,000	$ 20,000,000	$ 23,760,000
Number of RSUs granted in share-based payment arrangement	1,710,607	3,987,509		2,604,545						1,402,714							676,273	1,710,607	3,987,509	2,604,545
Percentage of restricted stock units grant vested	97.45	86.41		85.63						98.68							97.15
percentage of vested settled by ordinary shares one														0.95				4.53						0.85			4.79	0.44
percentage of vested settled by ordinary shares two																							0.85	4.53		4.79	0.44		0.95
percentage of vested settled by ordinary shares three																						0.85	4.53		4.79	0.44		0.95
Estimated fairvalue market price of ADS | $	$ 5.68	$ 5.09		$ 10.39						$ 3.44							$ 5.76
Restricted stock unit settle by shares																		615,052	235,910	14,264
Weighted average remaining contractual life of unvested RSUs																		1 year 7 months 6 days
Compensation Cost Not Yet Recognized | $																		$ 1,415,000
Restricted stock units settled by cash | $	$ 9,468,000	$ 17,535,000		$ 23,174,000						$ 4,762,000							$ 3,778,000
Emza
Share-Based Compensation
Weighted average exercise price, Granted | $ / shares																			$ 20.49
Number of share granted																			150,940
Number of units/shares, Forfeited																			(1,797)
Weighted average exercise price, Forfeited | $ / shares																			$ 20.49
Weighted average exercise price, Expired | $ / shares																			$ 20.49
Number of units/shares, Expired																			(149,143)
Liqxtal Technology Inc
Share-Based Compensation
Compensation expenses | $						$ 43,000													$ 33,000
Stock Option 2016 Plan | Imaging Taiwan | One And Half Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage																50.00%
Stock Option 2016 Plan | Imaging Taiwan | Three Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage																50.00%
Stock Option 2016 Plan | Himax Imaging
Share-Based Compensation
Share options contractual life																4 years
Share options vesting period																3 years
Stock Option 2019 Plan
Share-Based Compensation
Share options contractual life															2 years
Share options vesting period															1 year
Number of ADS authorized															3,000,000
Number of ADS per stock options granted											10,000	39,000	114,500	2,226,690
Weighted average exercise price, Granted | $ / shares											$ 3.35	$ 3.9	$ 2.74
Number of share granted															6,000,000
Exercise price, share options granted																				524,387
Exercise price, share options granted | $ / shares														$ 2.27
Weighted average exercise price, Expired | $ / shares																				$ 2.27
Number of units/shares, Expired																				(54,081)
Weighted average remaining contractual term, Balance (in years)																				0 years	6 months 14 days
Weighted average remaining contractual life of unvested RSUs																			0 years
Stock Option 2019 Plan | Bottom of range
Share-Based Compensation
Share based compensation risk free interest rate expected term															1 year
Stock Option 2019 Plan | Top of range
Share-Based Compensation
Share based compensation risk free interest rate expected term															1 year 6 months
Stock Option 2019 Plan | One Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage															50.00%
Stock Option 2019 Plan | Half years after grant date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage															50.00%
Stock options 2021 plan
Share-Based Compensation
Share based compensation no of shares authorized			179,690
Exercise price, share options granted | $ / shares			$ 20.49
Stock options 2021 plan | CMVT
Share-Based Compensation
Weighted average exercise price, Granted | $ / shares																		$ 0.33		$ 0.36
Compensation expenses | $																		$ 69,000	$ 76,000	$ 71,000
Income tax benefits | $																		$ 0	$ 0	$ 0
Number of share granted																		288,000		2,791,000
Maximum number of shares authorized for grant								3,000,000	3,000,000
Exercise price, share options granted | (per share)								$ 0.36	$ 10
Number of units/shares, Forfeited																			(380,000)	(120,000)
Weighted average exercise price, Forfeited | $ / shares																			$ 0.36	$ 0.36
Weighted average remaining contractual life of unvested RSUs																		1 year 6 months	2 years 6 months	3 years 6 months
Stock options 2021 plan | CMVT | ROC Central Government | Bottom of range
Share-Based Compensation
Share based compensation risk free interest rate expected term								2 years	2 years
Stock options 2021 plan | CMVT | ROC Central Government | Top of range
Share-Based Compensation
Share based compensation risk free interest rate expected term								5 years	5 years
Stock options 2021 plan | Liqxtal Technology Inc
Share-Based Compensation
Share options contractual life					1 year 6 months
Share options vesting period					1 year
Share based compensation no of shares authorized						1,000,000	1,000,000
Weighted average exercise price, Granted | $ / shares																				$ 0.65
Number of share granted																				1,000,000
Exercise price, share options granted																			840,000
Exercise price, share options granted | (per share)						$ 0.65	$ 18
Number of units/shares, Forfeited																			(70,000)	(90,000)
Weighted average exercise price, Forfeited | $ / shares																			$ 0.65	$ 0.65
Weighted average remaining contractual life of unvested RSUs																				1 year
Stock options 2021 plan | Liqxtal Technology Inc | One Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage						100.00%
Stock options 2021 plan | Liqxtal Technology Inc | ROC Central Government
Share-Based Compensation
Share based compensation risk free interest rate expected term						2 years
Stock option 2022 plan | Emza Visual Sense Ltd
Share-Based Compensation
Share options vesting period			4 years
Compensation expenses | $																		$ 522,000
Compensation expenses on cancelled options | $																		219,000
Income tax benefits | $																		$ 0
Stock option 2022 plan | Emza Visual Sense Ltd | One Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage																		25.00%
Stock option 2022 plan | Emza Visual Sense Ltd | 12 equal portions at the end of each 3-month period thereafter
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage																		75.00%